SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES [abstract]
Operating lease charges	¥ 12,104	¥ 14,410	¥ 14,384
Impairment losses
trade accounts receivable	(51)	230	40
other receivables	159	(12)	49
accounts prepayments	¥ 2	¥ 13	¥ (25)